Stockholders' Equity	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
STOCKHOLDERS' EQUITY

Note 16 – STOCKHOLDERS’ EQUITY

The stockholders’ equity structures as of December 31, 2015 was presented after giving retroactive effect to the reorganization of the Company that was completed in the first quarter of 2016.

On September 30, 2015, Newater Technology was incorporated in the British Virgin Islands. On the same day, the Company issued 10,000 common shares at $0.001 per share to its incorporator with cash proceeds of $10. On March 27, 2016, the Company issued 73,000 common shares at $0.65 per share to the incorporator with total cash proceeds of $47,450.

On March 27, 2016, a total of 8,117,000 shares were issued at $0.65 per share, to six individuals and seven companies with total cash proceeds of $5,276,050 received, among which $4,418,425 was distributed to the former owners of Jinzheng to acquire 100% of its equity interest.

On June 6, 2016, the Company converted loans of $3,077,000, owed to three third party individuals, to 724,000 common shares at $4.25 per shares. On the same day, the Company converted a loan of $770,000, owed to another third party individual, to 275,000 common shares at $2.80 per share. As a result, the Company had 9,199,000 common shares outstanding with par value of $0.001 per share before the initial public offering. Also See Note 12 for more details.

On August 2, 2017, the Company completed its initial public offering on the NASDAQ Capital Market under the symbol of “NEWA”. The Company offered 1,400,000 common shares at $5 per share. Net proceeds raised by the Company from the initial public offering amounted to $6,145,325 after deducting underwriting discounts and commissions and other offering expenses. Out of the $6.1 million net proceeds, $500,000 was deposited into an escrow account to satisfy the initial $500,000 in potential indemnification obligations arising during an escrow period of two years following the closing date of August 2, 2017 and was presented as restricted cash, in the accompanying consolidated balance sheets. On August 3, 2017, the Company sold additional 210,000 common shares at $5 per share. Net proceeds raised by the Company amounted to $966,000 after deducting underwriting discounts. As a result, the Company raised a total of $7,111,325 from issuance of common shares in the year ended December 31, 2017.

As of the filing date, there was a total number of 10,809,000 shares outstanding.